Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Consolidated non-capital losses	$ 12,574	$ 35,529	$ 13,702
Operating loss carry forwards terms	Year 2014-2034
Non-capital losses expiring by 2034	76
Non-capital losses carried forward indefinitely	12,498
Recognized interest and penalty expense related to tax	$ (13)	$ 29	$ 69